Note 13 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (loss) / income	$ 42,963,660	$ 4,041,431	$ (1,682,671)
Dividends to Series B preferred shares	(255,324)	(693,297)	(1,271,782)
Preferred deemed dividend	(345,628)	0	(504,577)
Net (loss) / income attributable to common shareholders	$ 42,362,708	$ 3,348,134	$ (3,459,030)
Weighted average common shares –outstanding, basic (in shares)	6,976,905	5,753,917	2,861,928
Basic (loss) / earnings per share (in dollars per share)	$ 6.07	$ 0.58	$ (1.21)
Dilutive effect of non-vested shares (in shares)	16,500	0	0
Weighted average common shares –outstanding, diluted (in shares)	6,993,405	5,753,917	2,861,928
Diluted (loss) / earnings per share (in dollars per share)	$ 6.06	$ 0.58	$ (1.21)
Series B Preferred Stock [Member]
Dividends to Series B preferred shares	$ (255,324)	$ (693,297)	$ (1,271,782)